Acquisitions, Textuals (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					24 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Alexco	Dec. 31, 2010 Alexco	Dec. 31, 2011 Alexco	Jan. 03, 2011 Alexco	Sep. 30, 2010 Nichols	Dec. 31, 2010 Nichols	Aug. 09, 2010 Nichols
Acquisition (Textuals) [Abstract]
Cash consideration for acquisition	$ 83.2	$ 9.0	$ 0					$ 9.0
Nichols promissory note issued										6.7
Business acquisition liabilities assumed							1.0			2.1
Total acquisition-related costs				$ 0.1	$ 0.4	$ 0.5			$ 0.8
Period for Goodwill Expected to be Deductible for Income Tax Purposes							15 years			15 years